Inventories (Details Textual) - INR (₨) ₨ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Inventories [Abstract]
Inventories pledged as security for liabilities	₨ 2,407,203	₨ 1,414,738